CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues	¥ 21,899,167	$ 3,175,081	¥ 19,383,684	¥ 11,998,976
Cost of revenues	(18,049,872)	(2,616,986)	(15,340,537)	(9,158,800)
Gross profit	3,849,295	558,095	4,043,147	2,840,176
Operating expenses:
Sales and marketing expenses	(4,920,745)	(713,441)	(5,794,853)	(3,492,091)
General and administrative expenses	(2,521,134)	(365,530)	(1,837,506)	(976,082)
Research and development expenses	(4,765,360)	(690,912)	(2,839,862)	(1,512,966)
Total operating expenses	(12,207,239)	(1,769,883)	(10,472,221)	(5,981,139)
Loss from operations	(8,357,944)	(1,211,788)	(6,429,074)	(3,140,963)
Other income/(expense):
Investment income/(loss), net (including impairments)	(532,485)	(77,203)	(194,183)	28,203
Interest income	281,051	40,749	70,367	83,301
Interest expense	(250,923)	(36,380)	(155,467)	(108,547)
Exchange gains/(losses)	(19,745)	(2,863)	(15,504)	41,717
Debt extinguishment gain	1,318,594	191,178
Others, net	157,944	22,900	10,411	95,641
Total other income/(expense), net	954,436	138,381	(284,376)	140,315
Loss before income tax expenses	(7,403,508)	(1,073,407)	(6,713,450)	(3,000,648)
Income tax	(104,145)	(15,100)	(95,289)	(53,369)
Net loss	(7,507,653)	(1,088,507)	(6,808,739)	(3,054,017)
Accretion to redeemable noncontrolling interests | ¥				(4,292)
Net loss attributable to noncontrolling interests	10,640	1,542	19,511	46,605
Net loss attributable to the Bilibili Inc.'s shareholders	(7,497,013)	(1,086,965)	(6,789,228)	(3,011,704)
Net loss	(7,507,653)	(1,088,507)	(6,808,739)	(3,054,017)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	337,972	49,001	(420,991)	(325,100)
Total other comprehensive (loss)/income	337,972	49,001	(420,991)	(325,100)
Total comprehensive loss	(7,169,681)	(1,039,506)	(7,229,730)	(3,379,117)
Accretion to redeemable noncontrolling interests | ¥				(4,292)
Comprehensive loss attributable to noncontrolling interests	10,640	1,542	19,511	46,605
Comprehensive loss attributable to the Bilibili Inc.'s shareholders	¥ (7,159,041)	$ (1,037,964)	¥ (7,210,219)	¥ (3,336,804)
Net loss per share/ADS, basic | (per share)	¥ (18.99)	$ (2.75)	¥ (17.87)	¥ (8.71)
Net loss per share/ADS, diluted | (per share)	¥ (18.99)	$ (2.75)	¥ (17.87)	¥ (8.71)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 69,096	$ 10,018	¥ 76,232	¥ 37,087
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	59,041	8,560	53,452	40,808
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	554,976	80,464	553,526	181,753
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 357,570	$ 51,843	¥ 316,607	¥ 126,250
ADSs
Other comprehensive (loss)/income:
Net loss per share/ADS, basic | (per share)	¥ (18.99)	$ (2.75)	¥ (17.87)	¥ (8.71)
Net loss per share/ADS, diluted | (per share)	¥ (18.99)	$ (2.75)	¥ (17.87)	¥ (8.71)
Weighted average number of ordinary shares/ADSs, basic | shares	394,863,584	394,863,584	379,898,121	345,816,023
Weighted average number of ordinary shares/ADSs, diluted | shares	394,863,584	394,863,584	379,898,121	345,816,023
Ordinary shares
Other comprehensive (loss)/income:
Weighted average number of ordinary shares/ADSs, basic | shares	394,863,584	394,863,584	379,898,121	345,816,023
Weighted average number of ordinary shares/ADSs, diluted | shares	394,863,584	394,863,584	379,898,121	345,816,023